KSOP Plan:	9 Months Ended
Sep. 30, 2013
KSOP Plan: [Abstract]
KSOP Plan:

Note 8.          KSOP Plan:

The KSOP Plan, adopted in 1990 for the benefit of employees, is comprised of two parts, (1) a salary reduction component, or 401(k) which includes provisions for discretionary contributions by the Company, and (2) an employee share ownership component, or ESOP. Allocation, if any, of common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Company's board of directors. Cash contributions for the plan year 2012 were approximately $169,000. As of September 30, 2013, no contributions had been made for plan year 2013.